Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Advances to suppliers(i)	25,053	5,572
Prepaid VAT	21,396	12,416
Rental deposit, current	6,874	1,505
Staff advances	3,758	1,308
Prepaid consulting expenses	2,439	35
Other short-term deposits	1,467	448
Prepaid short-term rent	8,055	1,052
Interest receivable	346	85
Receivables from third-party payment platform	212	7
Creditor’s rights of Hunan Longxi	5,000	—
Others(ii)	26,911	9,566
Total	101,511	31,994
Less: Provision for credit losses	(25,393)	(8,444)
Total	76,118	23,550

Notes:

(i)	Advances to suppliers mainly includes prepaid advertising costs and prepaid operation expenses.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.

The following table provide a summary of changes of the provision for credit loss for the years ended December 31, 2023 and 2024:

	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of period	30,498	25,393
Adoption of ASC 326	85	—
Amounts charged to expenses	6,257	(4,523)
Amounts written off	(6,512)	(1,970)
Disposal of subsidiaries	(4,935)	(10,456)
Balance at end of period	25,393	8,444

Provision for credit losses for prepayment and other current assets for the year ended December 31, 2022, 2023 was RMB9,351, RMB6,257 and reversal for credit losses for prepayment and other current assets for the year ended December 31, 2024 was RMB4,523, respectively.